Employee Benefits, Pension and Other Benefit Plan Assets (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) strategy	Dec. 31, 2020 USD ($) strategy	Dec. 31, 2019 USD ($)
Pension plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 10,999	$ 11,457
Total plan assets	11,581	12,061
Net receivables	49	32
Pension plan assets [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	244	222
Pension plan assets [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 8,390	$ 7,124
Investment Strategy and Asset Allocation Textuals [Abstract]
Duration target	11 years	12 years
Pension plan assets [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 429	$ 333
Pension plan assets [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	134	232
Pension plan assets [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	83	136
Pension plan assets [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 435	$ 889
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	8	8
Pension plan assets [Member] | Domestic large-cap stocks [Member] | Maximum [Member] | Single investment manager strategy [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Defined benefit plan, plan assets, investment within plan asset category, percentage	2.00%	2.00%
Pension plan assets [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 164	$ 337
Pension plan assets [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	100	222
Pension plan assets [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 204	$ 417
Pension plan assets [Member] | Global stocks [Member] | Maximum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy		5
Pension plan assets [Member] | Global stocks [Member] | Maximum [Member] | Single investment manager strategy [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Defined benefit plan, plan assets, investment within plan asset category, percentage	1.00%	1.50%
Pension plan assets [Member] | Global stocks [Member] | Minimum [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	4
Pension plan assets [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 355	$ 701
Investment Strategy and Asset Allocation Textuals [Abstract]
Number of unique investment strategies | strategy	5	5
Pension plan assets [Member] | International stocks [Member] | Maximum [Member] | Single investment manager strategy [Member]
Investment Strategy and Asset Allocation Textuals [Abstract]
Defined benefit plan, plan assets, investment within plan asset category, percentage	1.50%	1.50%
Pension plan assets [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	$ 126	$ 267
Pension plan assets [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	116	179
Pension plan assets [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	54	150
Pension plan assets [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	165	248
Pension plan assets [Member] | Level 1 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	2,507	2,866
Pension plan assets [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	2	68
Pension plan assets [Member] | Level 1 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1,562	1,032
Pension plan assets [Member] | Level 1 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 1 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 1 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 1 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	378	647
Pension plan assets [Member] | Level 1 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	104	216
Pension plan assets [Member] | Level 1 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	94	212
Pension plan assets [Member] | Level 1 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 1 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	139	260
Pension plan assets [Member] | Level 1 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	30	51
Pension plan assets [Member] | Level 1 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	87	133
Pension plan assets [Member] | Level 1 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	73
Pension plan assets [Member] | Level 1 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	111	174
Pension plan assets [Member] | Level 2 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	8,481	8,579
Pension plan assets [Member] | Level 2 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	242	154
Pension plan assets [Member] | Level 2 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	6,827	6,092
Pension plan assets [Member] | Level 2 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	429	333
Pension plan assets [Member] | Level 2 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	134	232
Pension plan assets [Member] | Level 2 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	83	136
Pension plan assets [Member] | Level 2 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	57	242
Pension plan assets [Member] | Level 2 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	60	121
Pension plan assets [Member] | Level 2 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	6	10
Pension plan assets [Member] | Level 2 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	204	417
Pension plan assets [Member] | Level 2 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	216	440
Pension plan assets [Member] | Level 2 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	96	216
Pension plan assets [Member] | Level 2 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	28	44
Pension plan assets [Member] | Level 2 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	54	77
Pension plan assets [Member] | Level 2 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	45	65
Pension plan assets [Member] | Level 3 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	11	12
Total plan assets	11	12	$ 16
Pension plan assets [Member] | Level 3 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1	0
Pension plan assets [Member] | Level 3 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	1
Pension plan assets [Member] | Level 3 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	1	2
Pension plan assets [Member] | Level 3 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Pension plan assets [Member] | Level 3 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	9	9
Pension plan assets [Member] | Investments at NAV [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	533	572
Other benefits plan assets [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	550	549
Total plan assets	550	549	540
Net receivables	0	0
Other benefits plan assets [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	183	191
Other benefits plan assets [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	193	186
Other benefits plan assets [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	78	74
Other benefits plan assets [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	20	20
Other benefits plan assets [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	11	12
Other benefits plan assets [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	35	37
Other benefits plan assets [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	30	29
Other benefits plan assets [Member] | Level 1 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	68	63
Other benefits plan assets [Member] | Level 1 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	40	46
Other benefits plan assets [Member] | Level 1 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	11	0
Other benefits plan assets [Member] | Level 1 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	11	12
Other benefits plan assets [Member] | Level 1 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 1 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	6	5
Other benefits plan assets [Member] | Level 2 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	458	462
Other benefits plan assets [Member] | Level 2 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	143	145
Other benefits plan assets [Member] | Level 2 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 2 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	193	186
Other benefits plan assets [Member] | Level 2 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 2 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 2 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	67	74
Other benefits plan assets [Member] | Level 2 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	20	20
Other benefits plan assets [Member] | Level 2 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	11	12
Other benefits plan assets [Member] | Level 2 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 2 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	24	25
Other benefits plan assets [Member] | Level 2 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 2 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 2 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 2 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	24	24
Total plan assets	24	24	$ 24
Other benefits plan assets [Member] | Level 3 [Member] | Cash and cash equivalents [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Long duration fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Intermediate (core) fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | High-yield fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | International fixed income [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Domestic large-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Domestic mid-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Domestic small-cap stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Global stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | International stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Emerging market stocks [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Real estate [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Hedge funds/absolute return [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	0	0
Other benefits plan assets [Member] | Level 3 [Member] | Other [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Plan investments - excluding investments at NAV	24	24
Other benefits plan assets [Member] | Investments at NAV [Member]
Balances of pension plan and other benefit plan assets measured at fair value [Abstract]
Total plan assets	$ 0	$ 0